Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank Borrowings - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Interbank Borrowings [Line Items]
Loans from Chilean Central Bank	$ 6,048,867	$ 5,584,090
Loans from chilean financial institutions	46,218	41,317
Loans from foreign financial institutions
Total	10,366,499	8,864,765
State Bank of India [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	693,430	100,653
Wells Fargo Bank NA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	497,833	42,479
Sumitomo Mitsui Banking Corporation [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	451,646	42,524
Citibank N.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	378,760
Bank of America [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	362,876	2,313,121
Standard Chartered Bank Singapur [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	290,464
The Bank of New York Mellon [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	222,953	169,583
International Finance Corporate [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	173,417
Commerzbank Ag [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	170,966	25,349
The Toronto Dominion Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	136,525
Barclays Bank plc London [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	134,625	84,978
Zurcher Kantonalbank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	132,363	42,650
Hong Kong and Shanghai Banking [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	125,736	2,521
Banco Bilbao Vizcaya Argentaria [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	88,037	56
Saudi National Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	87,550
Bank of Baroda [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	70,521
Bayerische Landesbank Ag Munic [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	70,242
The Bank of Montreal [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	49,945
Corporacion Andina De Fomento [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	44,674
Banco Santander Singapur [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	22,318	19,633
Standard Chartered Bank. New York [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	21,934
Banco Santander Hong Kong [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	9,641	58,326
Abanca Corporacion Bancaria S.A [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	8,791
Taishin International Bank Co. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	8,740
Standard Chartered Bank Hong kong [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	4,906
Korea Exchange Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	2,416	230
Banco Santander Central Hispano [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,734	104
Standard Chartered Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,270	110,224
Bank of China [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,264	2,540
Agricultural Bank of China [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	1,015	114
Bank of Tokio Mitsubishi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	443	1,164
Komercni Banka A.S. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	392
Australian And New Zeland Banking Group Ltd. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	354
HSBC Bank Plc [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	333
China Construction Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	298	102
Banca Intesa S.P.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	282
Banco Do Brasil [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	281	67
Wachovia Bank NA [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	266	11,410
BBVA Bancomer [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	225	86
Bangkok Bank Public Company Limited [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	219
Hua Nan Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	211	196
China Merchants Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	182	1,146
Cassa Di Risparmio Di [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	174
Icici Bank Limited [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	166
Industrial and Commercial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	144
E. Sun Commercial Bank Ltd. , [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	121
The Industrial And Commercial [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	121
Banco De Sabadell, S.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	107
Bank of Communications [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	71
Turkiye Is Bankasi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	70	70
Rhb Bank Berhad [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	61
Export-Import Bank Of Thailand [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	56
Banco Rio De La Plata S.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	50
Bank of India [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	47
Finansbank A.S. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	38
Citic Industrial Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	37
Shinhan Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	27	58
Banco Bilbao Vizcaya Madrid [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	22
Yapi Ve Kredi Bankasi [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	21
Svenka Handelsbanken Estocolmo [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	3
The Bank of Nova Scotia [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		199,224
Banco Itau Brasil [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		7,359
Industrial Bank Of Korea [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		901
Shanghai Pudong Development Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		394
Bank Of Taiwan , Taipei [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		386
Kbc Bank Nv [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		243
Banca Nazionale Del Lavoro [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		233
Unicredit [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		219
BBVA Uruguay [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		198
Bank For Foreign Trade Of Vietnam [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		181
Intesa Sanpaolo [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		125
Fortis Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		110
Credit Agricole Reims [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		90
Caixabank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		80
Taiwan Cooperative Bank [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		73
Banco Itau Bba S.A. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		71
Abn Amro Bank N.V. [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		36
Kotak Mahindra Bank Limited [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		32
Banco Credicoop Cooperativo [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions		19
Subtotal two [Member]
Loans from foreign financial institutions
Loans from foreign financial institutions	$ 4,271,414	$ 3,239,358